REPORTABLE SEGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	$ 4,662,312	$ 5,245,489	$ 5,857,584
Revenue from rendering of services	70,557	83,725	97,249
Revenue	4,732,869	5,329,214	5,954,833
Revenues from transactions with other operating segments	0	0	0
Finance income	29,449	32,582	20,895
Finance costs	(268,179)	(273,639)	(214,779)
Net finance costs	(238,730)	(241,057)	(193,884)
Depreciation and amortizations	516,012	519,380	407,422
Profit (loss) of each reportable segment	25,305	61,970	726,759
Associates	4,821	7,416	3,375
Joint ventures	(2,504)	359	13,871
Income Tax	(41,848)	(535)	(226,765)
Total Ordinary Income	4,732,869	5,329,214	5,954,833
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	1,721,038	1,280,207	900,669
Acquisition and contribution of investments in associates and joint venture	19,433	171,841	20,072
Segment assets	16,028,319	15,860,030	14,593,748
Segments assets (excluding deferred tax assets)	16,022,278	15,853,963	14,589,113
Deferred tax assets	6,041	6,067	4,635
Associates	85,714	93,579	152,967
Joint Ventures	231,225	199,539	205,086
Segment liabilities	8,612,684	8,490,615	7,254,777
Segment liabilities (excluding deferred tax liabilities)	7,148,798	7,130,428	5,837,119
Deferred tax liabilities	1,463,886	1,360,187	1,417,658
Geographical information on non-current assets
Long-Lived Assets	12,483,994	11,928,649	11,152,588
Other income	283,816	232,393	124,304
Other expenses	182,883	203,698	95,880
Chile
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	2,573,641	2,841,003	3,608,017
Revenue from rendering of services	38,852	54,921	71,210
Revenue	2,612,493	2,895,924	3,679,227
Total Ordinary Income	2,612,493	2,895,924	3,679,227
Geographical information on non-current assets
Long-Lived Assets	8,408,703	7,485,091	6,870,004
Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	2,120,376	2,433,290	2,275,606
Total Ordinary Income	2,120,376	2,433,290	2,275,606
Geographical information on non-current assets
Long-Lived Assets	4,075,291	4,443,558	4,282,584
Elimination [member]
Disclosure Of Reportable Segments [Line Items]
Revenues from transactions with other operating segments	(1,166,994)	(1,234,715)	(1,127,684)
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	0	0	0
Acquisition and contribution of investments in associates and joint venture	0	0	0
Segment assets	(50,070)	(36,970)	(45,479)
Segments assets (excluding deferred tax assets)	(50,070)	(36,970)	(45,479)
Geographical information on non-current assets
Long-Lived Assets	(6,380)	(3,440)	(3,842)
Elimination [member] | Chile
Geographical information on non-current assets
Long-Lived Assets	(6,380)	(3,440)	(3,842)
Elimination [member] | Foreign entities [member]
Geographical information on non-current assets
Long-Lived Assets		0	0
Pulp [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	1,928,893	2,297,042	2,956,863
Revenue from rendering of services	63,907	75,428	87,643
Revenue	1,992,800	2,372,470	3,044,506
Revenues from transactions with other operating segments	43,392	40,187	42,434
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	275,088	272,181	232,275
Profit (loss) of each reportable segment	76,062	328,793	1,173,249
Associates	0	0	0
Joint ventures	0	0	0
Income Tax	0	0	0
Total Ordinary Income	1,992,800	2,372,470	3,044,506
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	1,343,057	817,928	324,482
Acquisition and contribution of investments in associates and joint venture	0	0
Segment assets	6,517,578	5,566,128	5,252,765
Segments assets (excluding deferred tax assets)	6,517,578	5,566,128	5,252,765
Deferred tax assets		0	0
Associates	0	0	0
Joint Ventures	0	0	0
Segment liabilities	239,646	140,243	396,332
Segment liabilities (excluding deferred tax liabilities)	239,646	140,243	396,332
Deferred tax liabilities		0	0
Geographical information on non-current assets
Long-Lived Assets	5,721,066	4,857,623	4,324,711
Other income	10,069	10,773	12,239
Other expenses	76,776	82,615	39,416
Pulp [member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenue	1,438,461	1,714,234	2,303,086
Total Ordinary Income	1,438,461	1,714,234	2,303,086
Geographical information on non-current assets
Long-Lived Assets	4,139,221	3,260,990	2,667,179
Pulp [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	554,339	658,236	741,420
Total Ordinary Income	554,339	658,236	741,420
Geographical information on non-current assets
Long-Lived Assets	1,581,845	1,596,632	1,657,532
Forestry [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	109,954	127,909	105,170
Revenue from rendering of services	6,524	7,782	8,811
Revenue	116,478	135,691	113,981
Revenues from transactions with other operating segments	1,067,897	1,133,510	1,038,624
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	37,004	46,265	19,448
Profit (loss) of each reportable segment	125,486	24,393	(128,160)
Associates	1,346	4,120	(296)
Joint ventures	0	0	0
Income Tax	0	0	0
Total Ordinary Income	116,478	135,691	113,981
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	279,233	295,683	251,574
Acquisition and contribution of investments in associates and joint venture	0	0
Segment assets	5,025,993	5,222,381	5,114,163
Segments assets (excluding deferred tax assets)	5,025,993	5,222,381	5,114,163
Deferred tax assets		0	0
Associates	29,205	38,370	38,497
Joint Ventures	0	0	0
Segment liabilities	254,419	194,282	180,259
Segment liabilities (excluding deferred tax liabilities)	254,419	194,282	180,259
Deferred tax liabilities		0	0
Geographical information on non-current assets
Long-Lived Assets	4,497,814	4,651,273	4,564,191
Other income	225,251	168,651	94,497
Other expenses	37,944	25,550	23,863
Forestry [member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenue	37,599	56,307	55,579
Total Ordinary Income	37,599	56,307	55,579
Geographical information on non-current assets
Long-Lived Assets	3,348,254	3,300,806	3,259,801
Forestry [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	78,879	79,384	58,402
Total Ordinary Income	78,879	79,384	58,402
Geographical information on non-current assets
Long-Lived Assets	1,149,560	1,350,467	1,304,390
Wood products [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	2,623,465	2,820,538	2,795,551
Revenue from rendering of services	15	73	0
Revenue	2,623,480	2,820,611	2,795,551
Revenues from transactions with other operating segments	21,556	24,728	9,058
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	192,295	190,040	147,382
Profit (loss) of each reportable segment	260,504	67,334	250,246
Associates	0	0	0
Joint ventures	(1,994)	(688)	12,549
Income Tax	0	0	0
Total Ordinary Income	2,623,480	2,820,611	2,795,551
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	95,672	162,731	323,675
Acquisition and contribution of investments in associates and joint venture	0	0
Segment assets	2,886,177	3,101,716	2,934,213
Segments assets (excluding deferred tax assets)	2,886,177	3,101,716	2,934,213
Deferred tax assets		0	0
Associates	0	0	0
Joint Ventures	187,388	172,321	181,103
Segment liabilities	471,024	425,116	411,427
Segment liabilities (excluding deferred tax liabilities)	471,024	425,116	411,427
Deferred tax liabilities		0	0
Geographical information on non-current assets
Long-Lived Assets	1,866,639	2,049,198	2,072,768
Other income	42,723	32,943	31,084
Other expenses	50,369	81,784	31,977
Wood products [member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenue	1,136,322	1,124,941	1,319,767
Total Ordinary Income	1,136,322	1,124,941	1,319,767
Geographical information on non-current assets
Long-Lived Assets	588,973	640,275	806,253
Wood products [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	1,487,158	1,695,670	1,475,784
Total Ordinary Income	1,487,158	1,695,670	1,475,784
Geographical information on non-current assets
Long-Lived Assets	1,277,666	1,408,923	1,266,515
Others [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	0	0	0
Revenue from rendering of services	111	442	795
Revenue	111	442	795
Revenues from transactions with other operating segments	34,149	36,290	37,568
Finance income	0	0	0
Finance costs	0	0	0
Net finance costs	0	0	0
Depreciation and amortizations	1,547	1,396	1,230
Profit (loss) of each reportable segment	(2,927)	(2,521)	(1,739)
Associates	0	0	0
Joint ventures	0	0	0
Income Tax	0	0	0
Total Ordinary Income	111	442	795
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	437	1,096	645
Acquisition and contribution of investments in associates and joint venture	0	0
Segment assets	24,941	21,180	21,045
Segments assets (excluding deferred tax assets)	24,941	21,180	21,045
Deferred tax assets		0	0
Associates	0	0	0
Joint Ventures	0	0	0
Segment liabilities	8,574	8,466	7,851
Segment liabilities (excluding deferred tax liabilities)	8,574	8,466	7,851
Deferred tax liabilities		0	0
Geographical information on non-current assets
Long-Lived Assets	24,305	20,530	20,382
Other income	89	84	213
Other expenses	1	493	35
Others [member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenue	111	442	795
Total Ordinary Income	111	442	795
Geographical information on non-current assets
Long-Lived Assets	24,305	20,530	20,382
Others [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	0	0	0
Total Ordinary Income	0	0	0
Geographical information on non-current assets
Long-Lived Assets	0	0	0
Corporate [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	0		0
Revenue from rendering of services	0		0
Revenue	0		0
Revenues from transactions with other operating segments			0
Finance income	29,449	32,582	20,895
Finance costs	(268,179)	(273,639)	(214,779)
Net finance costs	(238,730)	(241,057)	(193,884)
Depreciation and amortizations	10,078	9,498	7,087
Profit (loss) of each reportable segment	(433,820)	(356,029)	(566,837)
Associates	3,475	3,296	3,671
Joint ventures	(510)	1,047	1,322
Income Tax	(41,848)	(535)	(226,765)
Total Ordinary Income	0		0
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	2,639	2,769	293
Acquisition and contribution of investments in associates and joint venture	19,433	171,841	20,072
Segment assets	1,623,700	1,985,595	1,317,041
Segments assets (excluding deferred tax assets)	1,617,659	1,979,528	1,312,406
Deferred tax assets	6,041	6,067	4,635
Associates	56,509	55,209	114,470
Joint Ventures	43,837	27,218	23,983
Segment liabilities	7,639,021	7,722,508	6,258,908
Segment liabilities (excluding deferred tax liabilities)	6,175,135	6,362,321	4,841,250
Deferred tax liabilities	1,463,886	1,360,187	1,417,658
Geographical information on non-current assets
Long-Lived Assets	380,550	353,466	174,378
Other income	5,684	41,616	484
Other expenses	17,793	13,256	589
Corporate [member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenue	0		0
Total Ordinary Income	0		0
Geographical information on non-current assets
Long-Lived Assets	314,330	265,930	120,231
Corporate [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	0		0
Total Ordinary Income	0		0
Geographical information on non-current assets
Long-Lived Assets	66,220	87,536	54,147
Sub Total [member]
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	4,662,312	5,245,489	5,857,584
Revenue from rendering of services	70,557	83,725	97,249
Revenue	4,732,869	5,329,214	5,954,833
Revenues from transactions with other operating segments	1,166,994	1,234,715	1,127,684
Finance income	29,449	32,582	20,895
Finance costs	(268,179)	(273,639)	(214,779)
Net finance costs	(238,730)	(241,057)	(193,884)
Depreciation and amortizations	516,012	519,380	407,422
Profit (loss) of each reportable segment	25,305	61,970	726,759
Associates	4,821	7,416	3,375
Joint ventures	(2,504)	359	13,871
Income Tax	(41,848)	(535)	(226,765)
Total Ordinary Income	4,732,869	5,329,214	5,954,833
Amounts of additions to non-current assets [Abstract]
Acquisition of property, plant and equipment and biological assets	1,721,038	1,280,207	900,669
Acquisition and contribution of investments in associates and joint venture	19,433	171,841	20,072
Segment assets	16,078,389	15,897,000	14,639,227
Segments assets (excluding deferred tax assets)	16,072,348	15,890,933	14,634,592
Deferred tax assets	6,041	6,067	4,635
Associates	85,714	93,579	152,967
Joint Ventures	231,225	199,539	205,086
Segment liabilities	8,612,684	8,490,615	7,254,777
Segment liabilities (excluding deferred tax liabilities)	7,148,798	7,130,428	5,837,119
Deferred tax liabilities	1,463,886	1,360,187	1,417,658
Geographical information on non-current assets
Long-Lived Assets	12,490,374	11,932,089	11,156,430
Other income	283,816	254,067	138,517
Other expenses	182,883	203,698	95,880
Sub Total [member] | Chile
Disclosure Of Reportable Segments [Line Items]
Revenue	2,612,493	2,895,924	3,679,227
Total Ordinary Income	2,612,493	2,895,924	3,679,227
Geographical information on non-current assets
Long-Lived Assets	8,415,083	7,488,531	6,873,846
Sub Total [member] | Foreign entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	2,120,376	2,433,290	2,275,606
Total Ordinary Income	2,120,376	2,433,290	2,275,606
Geographical information on non-current assets
Long-Lived Assets	$ 4,075,291	$ 4,443,558	$ 4,282,584